Notes Payable (Details Narrative) - USD ($)	1 Months Ended					12 Months Ended
	Aug. 31, 2017	Jun. 30, 2017	May 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Aug. 03, 2017
Accretion of interest						$ 1,579,807	$ 50,749
Units issued conversion of 2016 notes
Payment of secured notes	$ (120,000)					$ (120,000)
Common Stock [Member]
Acquisition of AEPP, Shares						31,765,903
Units issued conversion of 2016 notes
Warrant [Member]
Warrant exercise price						$ 0.0825
Shares reserved for future issuance upon exercise of warrants						49,477,380
Series A Preferred Stock [Member]
Shares reserved for future issuance upon exercise of warrants						49,477,380
Series A Preferred Stock [Member] | Warrant [Member]
Warrants exercised							2,333,340
Warrants issued to acquire preferred shares							2,666,700
Warrant exercise price					$ 0.0825		$ 0.0825
2016 Secured Notes [Member]
Units sold of secured note payable							10.00%
Principal amount				$ 100,000	$ 200,000
Maturities Date of notes range start							Mar. 01, 2017
Maturities Date of notes range end							May 31, 2017
Proceeds From Warrant Exercises							$ 41,365
Debt Instrument Description

Upon maturity, if the noteholders were not offered an option to convert the notes into a new equity offering by the Company, the noteholder was also entitled to receive an additional 20% of the principal amount of the 2016 Notes. The discount attributable to the value of the warrants, the 20% premium, and an additional discount related to the fees and expenses of the issuance of the 2016 Notes of $16,000 was accreted as additional interest expense over the life of the notes.

Common Stock price per share					$ 0.075		$ 0.075
Increase in the interest rate				18.00%
Warrant exercise price			$ 0.0825	$ 0.0825
Additional interest expense			$ (11,435)	$ (8,465)
Interest expenses						$ 89,222	$ 55,912
Accretion of interest						77,814	$ 50,749
2016 Secured Notes [Member] | Series A Preferred Stock [Member]
Acquisition of AEPP, Shares			500,000	500,000
Warrants exercised	2,333,340
Warrants issued to acquire preferred shares					2,666,700
Preferred Stock per share					$ 0.0825		$ 0.0825
Warrant exercise date			May 12, 2022	Mar. 14, 2022
Class of warrants or rights issued	899,604
2017 Notes [Member]
Principal amount						$ 1,320,621
Acquisition of AEPP, Shares						1,580,000
Proceeds From Warrant Exercises						$ 389,421
Debt Instrument Description

The maturity of the 2017 Notes was extended to November 2018. At maturity, if we had not offered the noteholders an option to exchange the 2017 Notes for equity securities in an offering with at least $5 million in gross proceeds, each noteholder would also receive an additional payment equal to 20% of the principal of the 2017 Note. The discount attributable to the value of the warrants, the 20% premium, and an additional discount related to the fees and expenses of the issuance of the notes of $197,389 were being accreted as additional interest expense over the life of the notes.

Common Stock price per share						$ 0.0825
Interest expenses						$ 646,208
Accretion of interest						586,810
Units issued conversion of 2016 notes						1,185,000
Fees paid to placement agent						$ 103,500
2017 Notes [Member] | Common Stock [Member]
Acquisition of AEPP, Shares		447,420		177,980		17,608,280
Common Stock price per share						$ 0.075
Cash expenses						$ 93,889
July Secured Notes [Member]
Principal amount						$ 160,000
Common Stock price per share						$ 0.0825
Interest expenses						$ 103,914
Accretion of interest						$ 87,914
Shares reserved for future issuance upon exercise of warrants						3,200,000
August Secured Notes [Member]
Principal amount						$ 4,190,463
Warrant exercise price						$ 0.075
Interest expenses						$ 1,001,872
Accretion of interest						827,270
Aggregated purchase price						3,561,894
Debt outstanding balance								$ 1,561,894
Cash proceeds						2,000,000
Value of warrants issued						$ 1,194,934
Term of warrant						5 years
Cash offering cost						$ 277,289
Interest rate						10.00%
Description for payment of interest						The August Notes bear interest at a rate of 10% per annum, payable quarterly on November 1, 2017, February 1, 2018, and May 1, 2018 and thereafter, on a monthly basis until maturity. The interest is payable in cash or, at the option of the Company, subject to compliance with certain strict volume and price conditions, in fully tradable Common Stock at a 25% discount to the average of the five lowest closing bid prices for the 20 trading days prior to the interest payment date
Description for redemption of notes						The final maturity of the August Notes is November 1, 2018, but commencing on May 1, 2018 and on the first day of each month thereafter until maturity, we are required to redeem an amount of the 2017 Notes equal to 1/7th of the original principal amount, plus 10% of such monthly redemption amount as a bonus
Description for principal payment of notes						The principal payments shall be made in cash or, subject to the satisfaction of with certain strict volume and price conditions, in Common Stock valued at a 25% discount to the average of the five lowest closing bid prices for the 20 trading days prior to the amortization date
Terms of conversion feature						The August Notes are convertible at the option of the holders at a conversion price equal to $0.0545 per share.
Mandatory conversion, description						In the event of a closing of an $8 million financing in connection with a change in listing of the Common Stock to Nasdaq or the NYSE, the August Notes shall be subject to mandatory conversion into Common Stock at a 30% discount to the offering price. We are required to offer to prepay in cash the aggregate principal amount of the August Notes at 120% of the principal amount thereof plus any unpaid accrued interest to the date of repayment
Amount of financing facility closed						$ 8,000,000
Closing market price						$ 0.109
Beneficial conversion feature						$ 1,822,000
Offering cost						$ 544,711
Percentage of bonus due at maturity						10.00%
Shares underlying Notes and Warrants not registered for resale						95,139,042
Convertible Notes verbally damages agreements Description						As of December 31, 2017, such amount claimed by the holders equals 18% of the related Notes, or $522,349, and accrued interest at 24% per annum of $6,068.
August Secured Notes [Member] | Warrant [Member]
Common Stock price per share						$ 0.0825
Warrant exercise price						$ 0.09
Shares reserved for future issuance upon exercise of warrants						17,608,280
Class of warrants or rights issued						55,872,837
August Secured Notes [Member] | Warrant [Member] | Placement agent [Member]
Warrant exercise price						$ 0.09
Shares reserved for future issuance upon exercise of warrants						5,587,284
Value of warrants issued						$ 267,422
Term of warrant						5 years
Cash offering cost						$ 164,800
Share price						$ 0.109
Volatility rate, description						Because of the limited trading history of Oncolix Common Stock, we continue to use 40% as an estimate of volatility rather than use the historical trading activity of the pre-merger AEPP.
August Secured Notes [Member] | Series A Preferred Stock [Member] | Warrant [Member]
Warrants issued to acquire preferred shares							2,333,340
Warrant exercise price					$ 0.0825		$ 0.0825